Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-3.86%
Alphabet, Inc., Class A	289,728	$103,180,833
Alphabet, Inc., Class C	232,997	83,098,380
AppLovin Corp., Class A(b)	376,150	148,917,785
AT&T, Inc.	7,986,734	185,691,565
Charter Communications, Inc., Class A(b)(c)	1,345,286	195,039,564
Comcast Corp., Class A	7,734,470	185,317,901
EchoStar Corp., Class A(b)(c)	1,608,879	135,290,635
Electronic Arts, Inc.	913,403	191,686,754
Fox Corp., Class A(c)	1,677,623	97,687,987
Fox Corp., Class B	1,171,506	60,848,022
Live Nation Entertainment, Inc.(b)(c)	1,107,616	192,869,174
Meta Platforms, Inc., Class A	324,781	180,808,831
Netflix, Inc.(b)	2,260,604	162,107,913
News Corp., Class A	4,985,575	137,402,447
News Corp., Class B(c)	1,651,847	51,653,256
Omnicom Group, Inc.(c)	2,505,668	197,196,072
Paramount Skydance Corp.(c)	17,978,702	143,110,468
Take-Two Interactive Software, Inc.(b)	880,794	213,962,478
TKO Group Holdings, Inc.(c)	897,965	163,259,017
T-Mobile US, Inc.	1,000,045	172,717,772
Trade Desk, Inc. (The), Class A(b)(c)	9,609,303	173,351,826
Verizon Communications, Inc.	3,948,314	184,820,578
Walt Disney Co. (The)	1,879,927	180,830,178
Warner Bros. Discovery, Inc.(b)	7,067,258	185,868,885
		3,726,718,321
Consumer Discretionary-9.47%
Airbnb, Inc., Class A(b)	1,435,922	217,570,901
Amazon.com, Inc.(b)	779,829	211,785,960
Aptiv PLC(b)(c)	2,844,018	160,601,696
AutoZone, Inc.(b)	59,705	180,085,206
Best Buy Co., Inc.	2,451,233	211,443,359
Booking Holdings, Inc.	1,154,272	222,659,069
Carnival Corp. Ltd.	7,133,586	198,385,027
Carvana Co.(b)(c)	2,756,433	171,891,162
Chipotle Mexican Grill, Inc.(b)	6,094,655	226,843,059
D.R. Horton, Inc.	1,263,524	180,759,743
Darden Restaurants, Inc.(c)	910,246	185,307,881
Deckers Outdoor Corp.(b)	1,667,880	161,584,214
Domino’s Pizza, Inc.(c)	588,898	204,606,721
DoorDash, Inc., Class A(b)	1,228,968	241,074,363
eBay, Inc.	1,742,125	198,619,671
Expedia Group, Inc.	846,740	249,568,148
Ford Motor Co.	12,962,972	190,296,429
Garmin Ltd.	800,177	235,075,999
General Motors Co.	2,335,088	207,495,920
Genuine Parts Co.(c)	1,883,351	234,232,364
Hasbro, Inc.	2,252,683	211,617,041
Hilton Worldwide Holdings, Inc.	548,661	175,840,364
Home Depot, Inc. (The)(c)	581,265	192,956,729
Las Vegas Sands Corp.	3,648,775	178,388,610
Lennar Corp., Class A	2,063,111	169,897,191
Lowe’s Cos., Inc.	857,447	178,186,061
lululemon Athletica, Inc.(b)(c)	1,559,000	185,318,330
Marriott International, Inc., Class A	480,112	179,000,157
McDonald’s Corp.	656,297	177,620,220
MGM Resorts International(b)	3,952,268	176,152,585
NIKE, Inc., Class B	4,217,701	175,920,309
Norwegian Cruise Line Holdings Ltd.(b)(c)	10,344,592	191,685,290
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	29,459	$181,085,946
O’Reilly Automotive, Inc., Class R(b)	2,049,683	183,139,176
PulteGroup, Inc.(c)	1,564,526	197,865,603
Ralph Lauren Corp.	492,448	187,297,672
Ross Stores, Inc.	800,111	200,883,869
Royal Caribbean Cruises Ltd.(c)	690,603	219,818,935
Starbucks Corp.	1,877,062	197,560,775
Tapestry, Inc.	1,315,400	200,427,498
Tesla, Inc.(b)	485,740	151,167,145
TJX Cos., Inc. (The)	1,105,476	173,935,594
Tractor Supply Co.(c)	6,026,679	185,440,913
Ulta Beauty, Inc.(b)	393,872	201,989,378
Williams-Sonoma, Inc.	895,796	204,832,713
Wynn Resorts Ltd.(c)	1,761,076	174,892,458
Yum! Brands, Inc.	1,226,927	188,063,370
		9,130,870,824
Consumer Staples-6.61%
Altria Group, Inc.(c)	2,534,778	173,201,381
Archer-Daniels-Midland Co.	2,280,828	180,801,236
Brown-Forman Corp., Class B(c)	6,987,633	200,754,696
Bunge Global S.A.	1,445,833	153,590,840
Casey’s General Stores, Inc.	203,244	177,025,524
Church & Dwight Co., Inc.	1,888,145	186,567,607
Clorox Co. (The)(c)	1,868,558	178,503,346
Coca-Cola Co. (The)	2,217,592	194,238,883
Colgate-Palmolive Co.	2,060,804	188,151,405
Constellation Brands, Inc., Class A	1,302,876	169,673,541
Costco Wholesale Corp.	188,583	179,510,272
Dollar General Corp.	1,687,579	214,406,912
Dollar Tree, Inc.(b)	1,682,267	214,001,185
Estee Lauder Cos., Inc. (The), Class A(c)	2,170,854	182,134,651
General Mills, Inc.(c)	5,481,260	195,955,045
Hershey Co. (The)	1,050,705	183,925,910
Hormel Foods Corp.(c)	7,632,812	190,896,628
J.M. Smucker Co. (The)	1,583,671	188,868,603
Kenvue, Inc.	10,271,543	197,624,487
Keurig Dr Pepper, Inc.	5,847,790	181,983,225
Kimberly-Clark Corp.(c)	1,825,209	199,513,596
Kraft Heinz Co. (The)(c)	7,707,677	199,243,450
Kroger Co. (The)	2,875,831	166,050,482
McCormick & Co., Inc.(c)	3,730,645	189,889,830
Molson Coors Beverage Co., Class B(c)	4,532,178	188,357,318
Mondelez International, Inc., Class A	2,888,306	179,970,347
Monster Beverage Corp.(b)	2,032,350	195,877,893
PepsiCo, Inc.	1,284,190	179,221,556
Philip Morris International, Inc. (Switzerland)	1,013,227	193,343,976
Procter & Gamble Co. (The)	1,244,069	179,755,530
Sysco Corp.	2,360,794	201,234,081
Target Corp.	1,448,416	209,281,628
Tyson Foods, Inc., Class A(c)	3,303,069	191,445,879
Walmart, Inc.(c)	1,537,188	170,935,306
		6,375,936,249
Energy-4.13%
APA Corp.	4,878,066	182,049,423
Baker Hughes Co., Class A	2,941,318	177,920,326
Chevron Corp.	977,029	192,308,692
ConocoPhillips	1,547,404	186,431,234
Devon Energy Corp.	3,978,642	179,556,113
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Diamondback Energy, Inc.	943,086	$191,399,304
EOG Resources, Inc.	1,322,740	196,678,210
EQT Corp.	3,523,376	187,760,707
Expand Energy Corp.	2,093,594	196,860,644
ExxonMobil Holdings Corp.	1,231,057	191,355,500
Halliburton Co.	4,666,183	150,484,402
Kinder Morgan, Inc.	5,822,104	187,355,307
Marathon Petroleum Corp.	704,106	222,828,426
Occidental Petroleum Corp.	3,247,568	185,338,706
ONEOK, Inc.	2,047,219	185,907,957
Phillips 66(c)	1,020,425	216,003,564
SLB Ltd.(c)	3,339,795	165,620,434
Targa Resources Corp.	680,144	183,890,533
Texas Pacific Land Corp.(c)	494,255	198,977,178
Valero Energy Corp.	718,739	224,893,433
Williams Cos., Inc. (The)	2,566,692	183,621,146
		3,987,241,239
Financials-16.00%
Aflac, Inc.(c)	1,582,864	201,783,503
Allstate Corp. (The)(c)	830,515	219,322,401
American Express Co.	592,295	199,159,194
American International Group, Inc.	2,473,647	194,379,181
Ameriprise Financial, Inc.	411,816	224,785,645
Aon PLC, Class A	551,813	198,956,177
Apollo Global Management, Inc.	1,413,456	177,515,939
Arch Capital Group Ltd.(b)	2,030,137	204,089,673
Ares Management Corp., Class A(c)	1,445,508	185,155,120
Arthur J. Gallagher & Co.(c)	842,312	210,089,459
Assurant, Inc.	720,347	201,113,679
Bank of America Corp.	3,398,850	210,558,758
Bank of New York Mellon Corp. (The)	1,326,417	207,358,770
Berkshire Hathaway, Inc., Class B(b)	383,721	196,288,640
BlackRock, Inc.	183,636	200,234,858
Blackstone, Inc., Class A	1,564,666	199,886,082
Block, Inc., Class A(b)	2,782,193	226,025,359
Brown & Brown, Inc.	3,080,596	216,873,958
Capital One Financial Corp.	1,044,550	218,321,395
Cboe Global Markets, Inc.	615,780	191,033,429
Charles Schwab Corp. (The)	2,076,523	218,533,281
Chubb Ltd.	560,995	196,729,727
Cincinnati Financial Corp.	1,113,985	197,932,855
Citigroup, Inc.	1,390,036	184,110,268
Citizens Financial Group, Inc.	2,854,119	204,497,626
CME Group, Inc., Class A	702,768	188,194,243
Coinbase Global, Inc., Class A(b)(c)	1,204,112	176,113,421
Corpay, Inc.(b)(c)	531,618	203,136,554
Erie Indemnity Co., Class A(c)	799,306	193,464,024
Everest Group Ltd.(c)	551,414	206,311,548
FactSet Research Systems, Inc.(c)	744,385	195,922,132
Fidelity National Information Services, Inc.	4,757,347	212,986,425
Fifth Third Bancorp	3,520,822	198,926,443
Fiserv, Inc.(b)	3,479,063	187,660,658
Franklin Resources, Inc.(c)	5,952,892	201,564,923
Global Payments, Inc.(c)	2,969,957	249,713,985
Globe Life, Inc.	1,141,902	208,111,640
Goldman Sachs Group, Inc. (The)	185,280	188,685,446
Hartford Insurance Group, Inc. (The)	1,434,333	203,546,196
Huntington Bancshares, Inc.	11,011,305	187,632,637
Interactive Brokers Group, Inc., Class A	2,170,096	190,946,747
	Shares	Value
Financials-(continued)
Intercontinental Exchange, Inc.	1,322,212	$201,610,886
Invesco Ltd.(d)	6,754,187	199,923,935
Jack Henry & Associates, Inc.(c)	1,454,521	224,054,415
JPMorgan Chase & Co.	600,283	211,173,557
KeyCorp	8,433,588	190,514,753
KKR & Co., Inc., Class A	1,950,809	197,870,557
Loews Corp.(c)	1,715,604	199,027,220
M&T Bank Corp.	828,729	204,107,665
Marsh & McLennan Cos., Inc.	1,109,350	210,432,602
Mastercard, Inc., Class A	379,130	217,279,403
MetLife, Inc.	2,152,511	206,920,882
Moody’s Corp.	411,786	196,990,187
Morgan Stanley	897,676	188,888,984
MSCI, Inc.	304,758	174,394,718
Nasdaq, Inc.	2,138,013	201,379,444
Northern Trust Corp.	1,117,543	203,605,159
PayPal Holdings, Inc.	4,558,736	260,805,287
PNC Financial Services Group, Inc. (The)	797,469	199,263,579
Principal Financial Group, Inc.	1,697,532	193,009,388
Progressive Corp. (The)	907,764	191,919,465
Prudential Financial, Inc.	1,764,251	215,379,762
Raymond James Financial, Inc.	1,232,386	216,875,288
Regions Financial Corp.	6,486,020	200,742,319
Robinhood Markets, Inc., Class A(b)(c)	2,147,510	185,888,466
S&P Global, Inc.	457,506	188,460,447
State Street Corp.	1,145,813	211,012,922
Synchrony Financial	2,664,902	201,972,923
T. Rowe Price Group, Inc.(c)	1,741,812	194,647,491
TPG, Inc.(b)(e)	2,281,279	0
Travelers Cos., Inc. (The)(c)	611,259	228,830,919
Truist Financial Corp.	3,725,836	193,147,338
U.S. Bancorp	3,263,092	205,607,427
Visa, Inc., Class A	573,926	210,131,526
W.R. Berkley Corp.(c)	2,720,553	197,348,915
Wells Fargo & Co.	2,261,427	195,500,364
Willis Towers Watson PLC(c)	702,485	235,978,761
		15,432,348,953
Health Care-12.41%
Abbott Laboratories	2,078,838	219,733,177
AbbVie, Inc.	824,964	207,016,466
Agilent Technologies, Inc.	1,408,330	194,870,622
Align Technology, Inc.(b)(c)	1,087,199	183,910,583
Amgen, Inc.	549,509	211,648,886
Baxter International, Inc.(c)	9,127,298	238,770,116
Becton, Dickinson and Co.(c)	1,255,525	207,940,050
Biogen, Inc.(b)	955,296	193,877,323
Bio-Techne Corp.	3,532,007	254,622,385
Boston Scientific Corp.(b)	3,834,750	179,197,868
Bristol-Myers Squibb Co.	3,334,051	217,746,871
Cardinal Health, Inc.	857,014	197,138,930
Cencora, Inc.	659,176	205,227,856
Centene Corp.(b)	2,837,064	176,522,122
Charles River Laboratories International, Inc.(b)(c)	995,975	231,574,147
Cigna Group (The)	626,679	174,874,775
Cooper Cos., Inc. (The)(b)	2,739,497	198,120,423
CVS Health Corp.	1,891,184	197,496,345
Danaher Corp.	1,010,447	197,016,956
DaVita, Inc.(b)(c)	933,844	224,206,606
Dexcom, Inc.(b)	2,479,239	206,892,495
Edwards Lifesciences Corp.(b)	2,156,042	185,570,535
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Elevance Health, Inc.	458,801	$172,435,768
Eli Lilly and Co.	163,592	187,941,033
GE HealthCare Technologies, Inc.	2,907,457	197,765,225
Gilead Sciences, Inc.	1,526,408	198,753,586
HCA Healthcare, Inc.	496,521	199,894,389
Henry Schein, Inc.(b)(c)	2,350,914	201,590,875
Humana, Inc.	508,829	185,142,520
IDEXX Laboratories, Inc.(b)	332,942	186,137,884
Incyte Corp.(b)	1,758,916	210,225,640
Insulet Corp.(b)	1,231,484	203,625,879
Intuitive Surgical, Inc.(b)	449,917	158,969,174
IQVIA Holdings, Inc.(b)	1,018,418	239,348,598
Johnson & Johnson	778,194	199,490,032
Labcorp Holdings, Inc.(c)	690,886	213,621,951
McKesson Corp.	234,606	200,867,311
Medtronic PLC	2,309,877	197,240,397
Merck & Co., Inc.	1,557,555	202,793,661
Mettler-Toledo International, Inc.(b)	164,056	232,352,513
Moderna, Inc.(b)(c)	4,030,867	220,972,129
Pfizer, Inc.	7,241,894	181,119,769
Quest Diagnostics, Inc.(c)	910,593	212,177,275
Regeneron Pharmaceuticals, Inc.	308,112	234,975,455
ResMed, Inc.(c)	958,620	202,249,648
Revvity, Inc.(c)	1,830,219	205,936,242
Solventum Corp.(b)	2,290,123	195,668,109
STERIS PLC	890,940	203,490,696
Stryker Corp.	600,943	195,727,135
Thermo Fisher Scientific, Inc.	384,979	221,093,440
UnitedHealth Group, Inc.	455,384	188,711,130
Universal Health Services, Inc., Class B	1,280,065	215,614,149
Veeva Systems, Inc., Class A(b)(c)	1,133,041	230,891,095
Vertex Pharmaceuticals, Inc.(b)	425,561	203,035,153
Viatris, Inc.	11,756,630	206,446,423
Waters Corp.(b)(c)	510,627	192,664,673
West Pharmaceutical Services, Inc.	560,375	191,065,460
Zimmer Biomet Holdings, Inc.(c)	2,102,524	197,490,079
Zoetis, Inc.	2,280,629	176,269,815
		11,967,769,848
Industrials-16.42%
3M Co.	1,183,233	208,580,313
A.O. Smith Corp.	3,239,682	194,802,079
Allegion PLC	1,433,075	225,566,005
AMETEK, Inc.	835,870	202,038,138
Automatic Data Processing, Inc.	802,252	213,768,068
Axon Enterprise, Inc.(b)	414,300	218,650,968
Boeing Co. (The)(b)	887,225	191,764,811
Broadridge Financial Solutions, Inc.	1,265,840	194,876,068
Builders FirstSource, Inc.(b)(c)	2,484,194	165,049,849
C.H. Robinson Worldwide, Inc.	1,003,189	148,201,111
Carrier Global Corp.(c)	2,727,441	168,583,128
Caterpillar, Inc.	216,647	176,526,142
Cintas Corp.	1,027,662	210,290,475
Comfort Systems USA, Inc.	107,988	186,785,764
Copart, Inc.(b)	5,911,672	172,147,889
CSX Corp.	3,995,609	201,378,694
Cummins, Inc.	294,509	186,777,608
Deere & Co.(c)	331,092	196,228,296
Delta Air Lines, Inc.(c)	2,424,181	211,970,387
Dover Corp.	868,076	177,625,711
DuPont de Nemours, Inc.	1,371,197	187,853,989
Eaton Corp. PLC	493,881	205,059,391
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.	238,727	$190,368,072
Emerson Electric Co.	1,352,002	202,556,940
Equifax, Inc.	1,116,414	192,715,385
Expeditors International of Washington, Inc.	1,125,457	188,952,976
Fastenal Co.	4,027,322	192,143,533
FedEx Corp.	580,715	178,511,791
FedEx Freight Holding Co., Inc.(b)	1,057,147	148,560,868
Fortive Corp.	3,086,559	182,755,158
GE Vernova, Inc.	214,015	211,936,914
Generac Holdings, Inc.(b)	775,210	152,801,643
General Dynamics Corp.	544,027	208,590,832
General Electric Co.	581,615	209,422,113
Honeywell Aerospace, Inc.(b)	883,561	182,667,401
Honeywell International, Inc.	886,150	215,378,757
Howmet Aerospace, Inc.	743,206	209,777,325
Hubbell, Inc.	396,438	187,336,777
Huntington Ingalls Industries, Inc.	641,809	209,518,548
IDEX Corp.	865,065	199,354,229
Illinois Tool Works, Inc.	741,186	212,683,323
Ingersoll Rand, Inc.	2,630,593	219,338,844
J.B. Hunt Transport Services, Inc.	660,285	179,432,449
Jacobs Solutions, Inc.	1,522,424	205,420,670
Johnson Controls International PLC	1,331,592	195,291,283
L3Harris Technologies, Inc.	611,959	169,549,360
Leidos Holdings, Inc.	1,523,372	176,101,803
Lennox International, Inc.(c)	367,653	152,899,530
Lockheed Martin Corp.	353,049	205,735,774
Masco Corp.(c)	2,615,666	186,967,806
Nordson Corp.	666,127	198,359,298
Norfolk Southern Corp.	600,722	201,530,217
Northrop Grumman Corp.	342,297	185,689,277
Old Dominion Freight Line, Inc.	785,812	166,702,158
Otis Worldwide Corp.	2,661,098	191,466,001
PACCAR, Inc.	1,626,199	215,764,083
Parker-Hannifin Corp.	212,012	207,036,078
Paychex, Inc.(c)	1,833,599	214,237,707
Pentair PLC(c)	2,596,237	169,897,749
Quanta Services, Inc.	284,870	190,110,843
Republic Services, Inc.	873,043	183,819,204
Rockwell Automation, Inc.	421,384	202,298,031
Rollins, Inc.	3,882,742	147,427,714
RTX Corp.	1,045,864	225,090,850
Snap-on, Inc.	489,905	201,061,911
Southwest Airlines Co.(c)	4,479,016	201,421,349
Stanley Black & Decker, Inc.(c)	2,395,053	226,524,113
Textron, Inc.(c)	2,029,695	173,051,796
Trane Technologies PLC	413,235	188,001,263
TransDigm Group, Inc.	152,995	191,913,868
Uber Technologies, Inc.(b)	2,701,848	190,102,025
Union Pacific Corp.	694,953	203,016,620
United Airlines Holdings, Inc.(b)	1,803,584	218,828,847
United Parcel Service, Inc., Class B	1,795,801	187,158,380
United Rentals, Inc.	175,508	189,418,764
Veralto Corp.	2,244,352	211,350,628
Verisk Analytics, Inc.	1,012,266	197,240,030
Vertiv Holdings Co., Class A	659,764	159,379,189
W.W. Grainger, Inc.	140,736	194,528,114
Waste Management, Inc.(c)	827,503	187,470,805
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Westinghouse Air Brake Technologies Corp.	723,320	$210,384,855
Xylem, Inc.(c)	1,732,193	202,614,615
		15,844,191,370
Information Technology-13.90%
Accenture PLC, Class A	1,087,199	180,388,058
Adobe, Inc.(b)	794,236	198,884,637
Advanced Micro Devices, Inc.(b)	410,186	195,310,064
Akamai Technologies, Inc.(b)(c)	1,426,517	164,306,228
Amphenol Corp., Class A	1,242,629	199,690,480
Analog Devices, Inc.	472,673	173,664,787
Apple, Inc.	636,341	196,572,098
Applied Materials, Inc.	373,094	189,408,631
Arista Networks, Inc.(b)	1,222,606	220,496,992
Autodesk, Inc.(b)	837,691	196,187,232
Broadcom, Inc.	498,167	193,926,450
Cadence Design Systems, Inc.(b)	481,434	163,697,189
CDW Corp.(c)	1,433,892	211,943,577
Ciena Corp.(b)	426,449	160,792,595
Cisco Systems, Inc.	1,560,631	181,017,590
Cognizant Technology Solutions Corp., Class A	3,578,094	198,047,503
Coherent Corp.(b)	522,726	137,419,438
Corning, Inc.	1,102,243	152,385,095
CrowdStrike Holdings, Inc., Class A(b)	1,144,980	218,530,883
Datadog, Inc., Class A(b)	814,343	218,219,494
Dell Technologies, Inc., Class C	501,768	203,401,694
F5, Inc.(b)	474,735	191,114,069
Fair Isaac Corp.(b)(c)	152,191	170,905,927
First Solar, Inc.(b)(c)	743,838	156,972,133
Flex Ltd.(b)	1,328,650	151,133,938
Fortinet, Inc.(b)	1,334,959	216,196,610
Gartner, Inc.(b)(c)	1,196,764	180,735,299
Gen Digital, Inc.(c)	7,529,082	206,673,301
GoDaddy, Inc., Class A(b)	2,311,252	191,232,990
Hewlett Packard Enterprise Co.	4,075,753	195,228,569
HP, Inc.(c)	7,508,923	204,768,330
Intel Corp.(b)	1,733,340	156,347,268
International Business Machines Corp.	680,591	152,214,177
Intuit, Inc.	652,663	206,287,194
Jabil, Inc.	526,172	165,770,489
Keysight Technologies, Inc.(b)	572,149	182,561,303
KLA Corp.	869,087	158,886,485
Lam Research Corp.	576,552	168,941,267
Lumentum Holdings, Inc.(b)	217,357	155,179,857
Marvell Technology, Inc.	733,816	137,634,529
Microchip Technology, Inc.	2,108,652	156,651,757
Micron Technology, Inc.	208,418	171,534,267
Microsoft Corp.	466,710	216,889,471
Monolithic Power Systems, Inc.	126,067	179,775,324
Motorola Solutions, Inc.	450,330	196,231,298
NetApp, Inc.	1,154,147	206,015,240
NVIDIA Corp.	924,914	185,676,486
NXP Semiconductors N.V. (Netherlands)	649,962	148,945,292
ON Semiconductor Corp.(b)	1,682,522	137,310,620
Oracle Corp.	921,343	119,654,815
Palantir Technologies, Inc., Class A(b)	1,423,985	175,235,594
Palo Alto Networks, Inc.(b)	704,261	233,694,928
PTC, Inc.(b)	1,372,059	188,246,495
Qnity Electronics, Inc.	1,326,508	174,011,319
	Shares	Value
Information Technology-(continued)
QUALCOMM, Inc.	969,495	$143,107,157
Roper Technologies, Inc.(c)	555,496	217,737,767
Salesforce, Inc.	1,084,543	199,577,603
Sandisk Corp.(b)	113,028	137,309,805
Seagate Technology Holdings PLC	227,288	194,588,075
ServiceNow, Inc.(b)	1,747,743	194,401,454
Skyworks Solutions, Inc.(c)	2,637,708	164,276,454
Super Micro Computer, Inc.(b)(c)	6,334,247	179,892,615
Synopsys, Inc.(b)	402,541	156,491,839
TE Connectivity PLC (China)	918,867	189,001,753
Teledyne Technologies, Inc.(b)	308,260	202,086,008
Teradyne, Inc.	533,440	196,140,554
Texas Instruments, Inc.	657,441	181,282,781
Trimble, Inc.(b)(c)	3,663,871	207,301,821
Tyler Technologies, Inc.(b)(c)	612,329	189,577,058
VeriSign, Inc.	644,334	186,869,747
Western Digital Corp.	378,334	206,131,497
Workday, Inc., Class A(b)(c)	1,348,682	216,247,672
Zebra Technologies Corp., Class A(b)	855,087	251,241,662
		13,406,210,678
Materials-5.02%
Air Products and Chemicals, Inc.(c)	670,424	197,701,333
Albemarle Corp.(c)	1,259,085	148,118,759
Amcor PLC(c)	4,856,570	217,962,862
Avery Dennison Corp.	1,189,265	201,853,948
Ball Corp.	3,390,440	220,039,556
CF Industries Holdings, Inc.	1,696,762	212,417,635
Corteva, Inc.	2,491,407	196,098,645
CRH PLC	1,854,064	176,154,621
Dow, Inc.(c)	5,414,910	164,017,624
Ecolab, Inc.	721,322	200,260,627
Freeport-McMoRan, Inc.	2,985,860	187,004,412
International Flavors & Fragrances, Inc.(c)	2,497,569	197,857,416
International Paper Co.	5,820,947	237,669,266
Linde PLC	364,449	174,345,113
LyondellBasell Industries N.V., Class A	2,845,489	176,647,957
Martin Marietta Materials, Inc.(c)	335,373	176,117,777
Mosaic Co. (The)	9,352,943	206,887,099
Newmont Corp.	1,998,005	187,233,049
Nucor Corp.	740,625	190,555,406
Packaging Corp. of America	855,676	210,359,388
PPG Industries, Inc.	1,642,344	181,511,859
Sherwin-Williams Co. (The)	610,192	207,983,943
Smurfit WestRock PLC(c)	4,759,356	218,787,595
Steel Dynamics, Inc.(c)	691,782	173,817,145
Vulcan Materials Co.	679,822	182,579,795
		4,843,982,830
Real Estate-5.93%
Alexandria Real Estate Equities, Inc.(c)	3,543,702	182,323,468
American Tower Corp.	964,088	167,134,296
AvalonBay Communities, Inc.	993,466	184,397,224
BXP, Inc.(c)	2,831,941	198,575,703
Camden Property Trust	1,607,786	178,158,767
CBRE Group, Inc., Class A(b)	1,382,916	203,025,898
CoStar Group, Inc.(b)(c)	5,415,361	155,745,782
Crown Castle, Inc.	1,985,134	151,465,724
Digital Realty Trust, Inc.	1,025,575	193,341,399
Equinix, Inc.	178,551	181,993,463
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Equity Residential	2,742,742	$182,255,206
Essex Property Trust, Inc.(c)	651,735	185,183,983
Extra Space Storage, Inc.(c)	1,238,903	183,407,200
Federal Realty Investment Trust	1,501,061	186,266,660
Healthpeak Properties, Inc.	9,057,416	197,723,391
Host Hotels & Resorts, Inc.	7,742,667	194,573,222
Invitation Homes, Inc.	6,240,445	185,466,025
Iron Mountain, Inc.	1,503,842	183,949,953
Kimco Realty Corp.	7,303,988	186,105,614
Mid-America Apartment Communities, Inc.	1,326,142	175,501,632
Prologis, Inc.	1,272,301	183,987,448
Public Storage(c)	572,371	185,545,507
Realty Income Corp.	2,984,533	190,622,123
Regency Centers Corp.	2,314,940	185,866,533
SBA Communications Corp., Class A	894,225	161,836,841
Simon Property Group, Inc.(c)	872,055	200,023,255
UDR, Inc.	4,714,998	179,924,324
Ventas, Inc.	2,198,414	205,573,693
VICI Properties, Inc.	6,525,892	171,957,254
Welltower, Inc.	877,329	205,681,011
Weyerhaeuser Co.(c)	7,672,905	192,052,812
		5,719,665,411
Utilities-6.01%
AES Corp. (The)	12,675,267	186,072,920
Alliant Energy Corp.	2,539,922	179,775,679
Ameren Corp.	1,704,545	186,835,177
American Electric Power Co., Inc.	1,442,254	184,392,174
American Water Works Co., Inc.	1,466,257	196,727,702
Atmos Energy Corp.	1,096,469	189,447,914
CenterPoint Energy, Inc.(c)	4,337,579	182,351,821
CMS Energy Corp.	2,523,456	181,663,597
Consolidated Edison, Inc.(c)	1,722,738	187,520,031
Constellation Energy Corp.	765,463	201,125,403
Dominion Energy, Inc.(c)	2,776,239	192,032,452
DTE Energy Co.	1,269,028	180,037,002
Duke Energy Corp.	1,482,695	185,974,434
Edison International	2,592,735	190,228,967
Entergy Corp.(c)	1,678,699	180,661,586
Evergy, Inc.(c)	2,237,998	185,776,214
Eversource Energy	2,679,735	191,842,229
Exelon Corp.	4,064,151	186,219,399
FirstEnergy Corp.	3,993,151	192,909,125
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	2,177,594	$189,276,471
NiSource, Inc.	3,975,916	176,649,948
NRG Energy, Inc.	1,537,883	206,522,308
PG&E Corp.	11,088,253	192,713,837
Pinnacle West Capital Corp.(c)	1,798,556	181,636,170
PPL Corp.	5,210,729	183,469,768
Public Service Enterprise Group, Inc.	2,359,378	180,917,105
Sempra(c)	2,036,346	180,318,438
Southern Co. (The)	1,971,580	186,393,173
Vistra Corp.	1,338,140	198,298,967
WEC Energy Group, Inc.	1,625,916	177,907,729
Xcel Energy, Inc.	2,373,518	185,609,108
		5,801,306,848
Total Common Stocks & Other Equity Interests (Cost $89,674,214,942)		96,236,242,571
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(f) (Cost $177,321,173)	177,321,173	177,321,173
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $89,851,536,115)		96,413,563,744
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.23%
Invesco Private Government Fund, 3.69%(d)(f)(g)	1,107,202,779	1,107,202,779
Invesco Private Prime Fund, 3.82%(d)(f)(g)	2,975,700,535	2,975,998,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,083,182,887)		4,083,200,884
TOTAL INVESTMENTS IN SECURITIES-104.18% (Cost $93,934,719,002)		100,496,764,628
OTHER ASSETS LESS LIABILITIES-(4.18)%		(4,029,156,313)
NET ASSETS-100.00%		$96,467,608,315

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$185,075,677	$35,492,925	$(44,407,093)	$14,526,288	$9,236,138	$199,923,935	$1,502,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$157,627,306	$814,060,265	$(794,366,398)	$-	$-	$177,321,173	$1,409,802
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	931,003,185	1,989,892,972	(1,813,693,378)	-	-	1,107,202,779	9,614,820 *
Invesco Private Prime Fund	2,500,713,063	4,398,164,677	(3,922,916,318)	114,149	(77,466)	2,975,998,105	26,287,339 *
Total	$3,774,419,231	$7,237,610,839	$(6,575,383,187)	$14,640,437	$9,158,672	$4,460,445,992	$38,814,309

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	1,160	September-2026	$202,594,000	$4,351,642	$4,351,642
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Diversified Telecommunication Services-9.26%
AT&T, Inc.	111,444	$2,591,073
Verizon Communications, Inc.	55,093	2,578,903
		5,169,976
Entertainment-37.99%
Electronic Arts, Inc.	12,729	2,671,308
Live Nation Entertainment, Inc.(b)	15,442	2,688,916
Netflix, Inc.(b)	31,544	2,262,020
Roku, Inc., Class A(b)	22,119	3,207,476
Take-Two Interactive Software, Inc.(b)	12,290	2,985,487
TKO Group Holdings, Inc.(c)	12,530	2,278,079
Walt Disney Co. (The)	26,231	2,523,160
Warner Bros. Discovery, Inc.(b)	98,613	2,593,522
		21,209,968
Interactive Media & Services-9.17%
Alphabet, Inc., Class A	4,034	1,436,629
Alphabet, Inc., Class C	3,252	1,159,826
Meta Platforms, Inc., Class A	4,530	2,521,896
		5,118,351
Media-39.16%
Charter Communications, Inc., Class A(b)(c)	18,772	2,721,565
Comcast Corp., Class A	107,911	2,585,548
EchoStar Corp., Class A(b)	22,445	1,887,400
Fox Corp., Class A(c)	23,400	1,362,582
Fox Corp., Class B	16,310	847,141
New York Times Co. (The), Class A(c)	35,433	2,653,577
News Corp., Class A	69,584	1,917,735
News Corp., Class B(c)	22,976	718,459
Omnicom Group, Inc.	34,964	2,751,667
Paramount Skydance Corp.(c)	250,884	1,997,037
Trade Desk, Inc. (The), Class A(b)	134,091	2,419,002
		21,861,713
	Shares	Value
Wireless Telecommunication Services-4.31%
T-Mobile US, Inc.	13,940	$2,407,577
Total Common Stocks & Other Equity Interests (Cost $62,404,513)		55,767,585

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $6,473)	6,473	6,473
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $62,410,986)		55,774,058
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.07%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,182,161	2,182,161
Invesco Private Prime Fund, 3.82%(d)(e)(f)	5,670,494	5,671,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,853,140)		7,853,222
TOTAL INVESTMENTS IN SECURITIES-113.97% (Cost $70,264,126)		63,627,280
OTHER ASSETS LESS LIABILITIES-(13.97)%		(7,801,024)
NET ASSETS-100.00%		$55,826,256

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,852	$261,947	$(273,326)	$-	$-	$6,473	$134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,654,905	17,857,111	(18,329,855)	-	-	2,182,161	19,362 *
Invesco Private Prime Fund	6,902,130	37,508,480	(38,739,693)	324	(180)	5,671,061	53,487 *
Total	$9,574,887	$55,627,538	$(57,342,874)	$324	$(180)	$7,859,695	$72,983

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
July 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Automobile Components-1.76%
Aptiv PLC(b)	102,454	$5,785,577
Automobiles-6.01%
Ford Motor Co.	467,133	6,857,513
General Motors Co.	84,126	7,475,436
Tesla, Inc.(b)	17,502	5,446,797
		19,779,746
Broadline Retail-4.49%
Amazon.com, Inc.(b)	28,061	7,620,806
eBay, Inc.	62,770	7,156,408
		14,777,214
Distributors-2.57%
Genuine Parts Co.	67,862	8,439,997
Hotels, Restaurants & Leisure-39.48%
Airbnb, Inc., Class A(b)	51,737	7,839,190
Booking Holdings, Inc.	41,585	8,021,747
Carnival Corp. Ltd.	257,021	7,147,754
Chipotle Mexican Grill, Inc.(b)	219,587	8,173,028
Darden Restaurants, Inc.	32,807	6,678,849
Domino’s Pizza, Inc.	21,226	7,374,761
DoorDash, Inc., Class A(b)	44,232	8,676,549
Expedia Group, Inc.	30,514	8,993,696
Hilton Worldwide Holdings, Inc.	19,748	6,329,037
Las Vegas Sands Corp.	131,468	6,427,471
Marriott International, Inc., Class A	17,296	6,448,468
McDonald’s Corp.	23,646	6,399,553
MGM Resorts International(b)	142,400	6,346,768
Norwegian Cruise Line Holdings Ltd.(b)(c)	372,768	6,907,391
Royal Caribbean Cruises Ltd.	24,858	7,912,301
Starbucks Corp.	67,640	7,119,110
Wynn Resorts Ltd.	63,466	6,302,809
Yum! Brands, Inc.	44,210	6,776,509
		129,874,991
Household Durables-10.57%
D.R. Horton, Inc.	45,536	6,514,380
Garmin Ltd.	28,830	8,469,678
Lennar Corp., Class A	74,340	6,121,899
NVR, Inc.(b)	1,061	6,522,020
PulteGroup, Inc.	56,371	7,129,240
		34,757,217
Leisure Products-2.32%
Hasbro, Inc.	81,173	7,625,392
	Shares	Value
Specialty Retail-22.84%
AutoZone, Inc.(b)	2,151	$6,487,954
Best Buy Co., Inc.	88,318	7,618,311
Carvana Co.(b)	99,336	6,194,593
Home Depot, Inc. (The)	20,943	6,952,238
Lowe’s Cos., Inc.	30,893	6,419,874
O’Reilly Automotive, Inc., Class R(b)	73,850	6,598,498
Ross Stores, Inc.	28,806	7,232,322
TJX Cos., Inc. (The)	39,844	6,269,055
Tractor Supply Co.	217,094	6,679,982
Ulta Beauty, Inc.(b)	14,196	7,280,135
Williams-Sonoma, Inc.	32,282	7,381,602
		75,114,564
Textiles, Apparel & Luxury Goods-9.97%
Deckers Outdoor Corp.(b)	60,085	5,821,035
lululemon Athletica, Inc.(b)	56,167	6,676,571
NIKE, Inc., Class B	151,950	6,337,835
Ralph Lauren Corp.	17,750	6,751,035
Tapestry, Inc.	47,404	7,222,947
		32,809,423
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $331,273,347)		328,964,121
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.43%
Invesco Private Government Fund, 3.69%(d)(e)(f)	391,618	391,618
Invesco Private Prime Fund, 3.82%(d)(e)(f)	1,018,558	1,018,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,410,362)		1,410,278
TOTAL INVESTMENTS IN SECURITIES-100.44% (Cost $332,683,709)		330,374,399
OTHER ASSETS LESS LIABILITIES-(0.44)%		(1,457,597)
NET ASSETS-100.00%		$328,916,802

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,493	$807,252	$(842,745)	$-	$-	$-	$1,231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,421,329	(25,029,711)	-	-	391,618	17,004 *
Invesco Private Prime Fund	-	45,621,319	(44,601,337)	(84)	(1,238)	1,018,660	39,860 *
Total	$35,493	$71,849,900	$(70,473,793)	$(84)	$(1,238)	$1,410,278	$58,095

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Beverages-20.54%
Brown-Forman Corp., Class B(b)	270,367	$7,767,644
Coca-Cola Co. (The)	85,811	7,516,185
Constellation Brands, Inc., Class A	50,417	6,565,806
Keurig Dr Pepper, Inc.	226,272	7,041,585
Molson Coors Beverage Co., Class B(b)	175,376	7,288,627
Monster Beverage Corp.(c)	78,642	7,579,516
PepsiCo, Inc.	49,702	6,936,411
		50,695,774
Consumer Staples Distribution & Retail-24.00%
Casey’s General Stores, Inc.	7,833	6,822,543
Costco Wholesale Corp.	7,295	6,944,038
Dollar General Corp.	65,229	8,287,344
Dollar Tree, Inc.(c)	65,020	8,271,194
Kroger Co. (The)	111,276	6,425,076
Sysco Corp.	91,328	7,784,799
Target Corp.	56,047	8,098,231
Walmart, Inc.	59,483	6,614,510
		59,247,735
Food Products-29.07%
Archer-Daniels-Midland Co.	88,250	6,995,577
Bunge Global S.A.	55,946	5,943,143
General Mills, Inc.	212,089	7,582,182
Hershey Co. (The)	40,613	7,109,306
Hormel Foods Corp.	295,301	7,385,478
J.M. Smucker Co. (The)	61,278	7,308,014
Kraft Heinz Co. (The)	298,246	7,709,659
McCormick & Co., Inc.	144,354	7,347,619
Mondelez International, Inc., Class A	111,760	6,963,766
Tyson Foods, Inc., Class A	127,788	7,406,592
		71,751,336
	Shares	Value
Household Products-14.61%
Church & Dwight Co., Inc.	73,052	$7,218,268
Clorox Co. (The)	72,221	6,899,272
Colgate-Palmolive Co.	79,741	7,280,353
Kimberly-Clark Corp.	70,614	7,718,817
Procter & Gamble Co. (The)	48,124	6,953,437
		36,070,147
Personal Care Products-5.95%
Estee Lauder Cos., Inc. (The), Class A	84,001	7,047,684
Kenvue, Inc.	397,366	7,645,322
		14,693,006
Tobacco-5.75%
Altria Group, Inc.	98,081	6,701,874
Philip Morris International, Inc. (Switzerland)	39,207	7,481,480
		14,183,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $273,292,141)		246,641,352
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.27%
Invesco Private Prime Fund, 3.82%(d)(e)(f) (Cost $674,881)	674,816	674,883
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $273,967,022)		247,316,235
OTHER ASSETS LESS LIABILITIES-(0.19)%		(471,643)
NET ASSETS-100.00%		$246,844,592

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,959,846	$(1,959,846)	$-	$-	$-	$875
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,451,653	18,014,147	(19,465,800)	-	-	-	20,847 *
Invesco Private Prime Fund	3,728,152	41,593,667	(44,645,628)	2	(1,310)	674,883	55,523 *
Total	$5,179,805	$61,567,660	$(66,071,274)	$2	$(1,310)	$674,883	$77,245

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
July 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Energy Equipment & Services-16.36%
Baker Hughes Co., Class A	403,666	$24,417,756
Halliburton Co.	640,298	20,649,611
SLB Ltd.	458,278	22,726,006
TechnipFMC PLC (United Kingdom)	363,109	26,020,391
		93,813,764
Oil, Gas & Consumable Fuels-83.54%
APA Corp.	669,448	24,983,799
Chevron Corp.	134,031	26,381,322
ConocoPhillips	212,133	25,557,784
Devon Energy Corp.	545,902	24,636,557
Diamondback Energy, Inc.	129,428	26,267,413
EOG Resources, Inc.	181,345	26,964,188
EQT Corp.	483,540	25,767,847
Expand Energy Corp.	287,252	27,010,306
ExxonMobil Holdings Corp.	168,895	26,253,039
Kinder Morgan, Inc.	798,964	25,710,661
Marathon Petroleum Corp.	96,623	30,578,281
Occidental Petroleum Corp.	445,517	25,425,655
ONEOK, Inc.	280,877	25,506,440
Phillips 66	139,990	29,633,083
Targa Resources Corp.	93,199	25,198,214
Texas Pacific Land Corp.(b)	67,805	27,296,937
Valero Energy Corp.	98,605	30,853,504
Williams Cos., Inc. (The)	351,509	25,146,954
		479,171,984
Total Common Stocks & Other Equity Interests (Cost $468,508,660)		572,985,748
	Shares	Value

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $359,332)	359,332	$359,332
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $468,867,992)		573,345,080
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.30%
Invesco Private Government Fund, 3.69%(c)(d)(e)	6,849,324	6,849,324
Invesco Private Prime Fund, 3.82%(c)(d)(e)	17,792,534	17,794,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,643,572)		24,643,637
TOTAL INVESTMENTS IN SECURITIES-104.26% (Cost $493,511,564)		597,988,717
OTHER ASSETS LESS LIABILITIES-(4.26)%		(24,428,064)
NET ASSETS-100.00%		$573,560,653

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,270	$3,012,910	$(2,783,848)	$-	$-	$359,332	$1,399
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,911,940	29,221,078	(24,283,694)	-	-	6,849,324	16,940 *
Invesco Private Prime Fund	4,967,628	75,211,311	(62,384,441)	65	(250)	17,794,313	45,658 *
Total	$7,009,838	$107,445,299	$(89,451,983)	$65	$(250)	$25,002,969	$63,997

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Banks-16.75%
Bank of America Corp.	67,116	$4,157,836
Citigroup, Inc.	27,444	3,634,958
Citizens Financial Group, Inc.	56,350	4,037,477
Fifth Third Bancorp	69,525	3,928,162
Huntington Bancshares, Inc.	217,371	3,704,002
JPMorgan Chase & Co.	11,840	4,165,194
KeyCorp	166,539	3,762,116
M&T Bank Corp.	16,347	4,026,103
PNC Financial Services Group, Inc. (The)	15,734	3,931,455
Regions Financial Corp.	128,080	3,964,076
Truist Financial Corp.	73,563	3,813,506
U.S. Bancorp	64,434	4,059,986
Wells Fargo & Co.	44,656	3,860,511
		51,045,382
Capital Markets-33.22%
Ameriprise Financial, Inc.	8,123	4,433,858
Ares Management Corp., Class A	28,528	3,654,151
Bank of New York Mellon Corp. (The)	26,193	4,094,752
BlackRock, Inc.	3,621	3,948,302
Blackstone, Inc., Class A	30,895	3,946,836
Cboe Global Markets, Inc.	12,157	3,771,466
Charles Schwab Corp. (The)	41,005	4,315,366
CME Group, Inc., Class A	13,876	3,715,854
Coinbase Global, Inc., Class A(b)	23,774	3,477,185
FactSet Research Systems, Inc.(c)	14,696	3,867,987
Franklin Resources, Inc.	117,550	3,980,243
Goldman Sachs Group, Inc. (The)	3,655	3,722,179
Interactive Brokers Group, Inc., Class A	42,853	3,770,635
Intercontinental Exchange, Inc.	26,083	3,977,136
Invesco Ltd.(d)	133,303	3,945,769
KKR & Co., Inc., Class A	38,523	3,907,388
Moody’s Corp.	8,121	3,884,924
Morgan Stanley	17,712	3,726,959
MSCI, Inc.	6,015	3,442,024
Nasdaq, Inc.	42,210	3,975,760
Northern Trust Corp.	22,033	4,014,192
Raymond James Financial, Inc.	24,307	4,277,546
Robinhood Markets, Inc., Class A(b)	42,387	3,669,019
S&P Global, Inc.	8,977	3,697,896
State Street Corp.	22,623	4,166,252
T. Rowe Price Group, Inc.	34,393	3,843,418
		101,227,097
Consumer Finance-4.01%
American Express Co.	11,682	3,928,073
Capital One Financial Corp.	20,607	4,307,069
Synchrony Financial	52,624	3,988,373
		12,223,515
Financial Services-15.33%
Apollo Global Management, Inc.	27,912	3,505,468
Berkshire Hathaway, Inc., Class B(b)	7,568	3,871,335
Block, Inc., Class A(b)	54,938	4,463,163
Corpay, Inc.(b)	10,489	4,007,952
Fidelity National Information Services, Inc.	93,932	4,205,336
Fiserv, Inc.(b)	68,703	3,705,840
Global Payments, Inc.(c)	58,596	4,926,752
Jack Henry & Associates, Inc.	28,689	4,419,253
	Shares	Value
Financial Services-(continued)
Mastercard, Inc., Class A	7,484	$4,289,080
PayPal Holdings, Inc.	89,939	5,145,410
Visa, Inc., Class A	11,334	4,149,717
		46,689,306
Insurance-30.65%
Aflac, Inc.	31,256	3,984,515
Allstate Corp. (The)	16,390	4,328,271
American International Group, Inc.	48,845	3,838,240
Aon PLC, Class A	10,884	3,924,226
Arch Capital Group Ltd.(b)	40,089	4,030,147
Arthur J. Gallagher & Co.	16,627	4,147,106
Assurant, Inc.	14,224	3,971,199
Brown & Brown, Inc.	60,826	4,282,151
Chubb Ltd.	11,072	3,882,729
Cincinnati Financial Corp.	21,994	3,907,894
Erie Indemnity Co., Class A(c)	15,779	3,819,149
Everest Group Ltd.	10,876	4,069,255
Globe Life, Inc.	22,524	4,104,999
Hartford Insurance Group, Inc. (The)	28,318	4,018,607
Loews Corp.	33,878	3,930,187
Marsh & McLennan Cos., Inc.	21,899	4,154,021
MetLife, Inc.	42,499	4,085,429
Principal Financial Group, Inc.	33,518	3,810,997
Progressive Corp. (The)	17,926	3,789,915
Prudential Financial, Inc.	34,805	4,248,994
Travelers Cos., Inc. (The)	12,066	4,517,028
W.R. Berkley Corp.	53,713	3,896,341
Willis Towers Watson PLC	13,870	4,659,211
		93,400,611
Total Common Stocks & Other Equity Interests (Cost $241,812,948)		304,585,911

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $86,201)	86,201	86,201
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $241,899,149)		304,672,112
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,823,491	2,823,491
Invesco Private Prime Fund, 3.82%(d)(e)(f)	7,339,579	7,340,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,163,619)		10,163,804
TOTAL INVESTMENTS IN SECURITIES-103.32% (Cost $252,062,768)		314,835,916
OTHER ASSETS LESS LIABILITIES-(3.32)%		(10,130,304)
NET ASSETS-100.00%		$304,705,612
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$3,755,840	$275,015	$(557,501)	$329,025	$143,390	$3,945,769	$30,682
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	219,500	823,590	(956,889)	-	-	86,201	1,006
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,545,345	28,466,117	(27,187,971)	-	-	2,823,491	20,651 *
Invesco Private Prime Fund	4,014,871	42,974,036	(39,648,369)	185	(410)	7,340,313	51,166 *
Total	$9,535,556	$72,538,758	$(68,350,730)	$329,210	$142,980	$14,195,774	$103,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Biotechnology-14.02%
AbbVie, Inc.	52,782	$13,245,115
Amgen, Inc.	35,158	13,541,455
Biogen, Inc.(b)	61,162	12,412,828
Gilead Sciences, Inc.	97,666	12,717,090
Incyte Corp.(b)	112,625	13,460,940
Moderna, Inc.(b)(c)	258,109	14,149,535
Regeneron Pharmaceuticals, Inc.	19,739	15,053,554
Vertex Pharmaceuticals, Inc.(b)	27,186	12,970,441
		107,550,958
Capital Markets-0.00%
TPG, Inc.(b)(d)	162,788	0
Health Care Equipment & Supplies-29.71%
Abbott Laboratories	133,066	14,065,076
Align Technology, Inc.(b)	69,694	11,789,437
Baxter International, Inc.(c)	584,473	15,289,814
Becton, Dickinson and Co.	80,253	13,291,502
Boston Scientific Corp.(b)	245,510	11,472,682
Cooper Cos., Inc. (The)(b)	175,449	12,688,472
Dexcom, Inc.(b)	158,765	13,248,939
Edwards Lifesciences Corp.(b)	138,129	11,888,763
GE HealthCare Technologies, Inc.	186,109	12,659,134
IDEXX Laboratories, Inc.(b)	21,369	11,946,767
Insulet Corp.(b)	78,813	13,031,730
Intuitive Surgical, Inc.(b)	28,801	10,176,257
Medtronic PLC	147,910	12,630,035
ResMed, Inc.(c)	61,357	12,945,100
Solventum Corp.(b)	146,743	12,537,722
STERIS PLC	57,066	13,033,874
Stryker Corp.	38,366	12,495,806
Zimmer Biomet Holdings, Inc.	134,627	12,645,514
		227,836,624
Health Care Providers & Services-24.75%
Cardinal Health, Inc.	54,900	12,628,647
Cencora, Inc.	42,185	13,133,878
Centene Corp.(b)	181,614	11,300,023
Cigna Group (The)	40,098	11,189,347
CVS Health Corp.	121,120	12,648,562
DaVita, Inc.(b)	59,771	14,350,419
Elevance Health, Inc.	29,292	11,009,105
HCA Healthcare, Inc.	31,727	12,772,973
Henry Schein, Inc.(b)(c)	150,505	12,905,804
Humana, Inc.	32,609	11,865,111
Labcorp Holdings, Inc.	44,184	13,661,693
McKesson Corp.	15,050	12,885,659
Quest Diagnostics, Inc.(c)	58,185	13,557,687
UnitedHealth Group, Inc.	29,098	12,058,211
Universal Health Services, Inc., Class B	81,941	13,802,142
		189,769,261
Health Care Technology-1.93%
Veeva Systems, Inc., Class A(b)	72,510	14,776,088
	Shares	Value
Life Sciences Tools & Services-18.03%
Agilent Technologies, Inc.	90,207	$12,481,942
Bio-Techne Corp.	226,188	16,305,893
Charles River Laboratories International, Inc.(b)	63,739	14,819,955
Danaher Corp.	64,594	12,594,538
IQVIA Holdings, Inc.(b)	65,238	15,332,235
Mettler-Toledo International, Inc.(b)	10,518	14,896,643
Revvity, Inc.	117,173	13,184,306
Thermo Fisher Scientific, Inc.	24,599	14,127,206
Waters Corp.(b)	32,715	12,343,697
West Pharmaceutical Services, Inc.	35,828	12,215,915
		138,302,330
Pharmaceuticals-11.46%
Bristol-Myers Squibb Co.	213,534	13,945,905
Eli Lilly and Co.	10,490	12,051,332
Johnson & Johnson	49,845	12,777,766
Merck & Co., Inc.	99,646	12,973,909
Pfizer, Inc.	463,658	11,596,086
Viatris, Inc.	752,689	13,217,219
Zoetis, Inc.	145,993	11,283,799
		87,846,016
Total Common Stocks & Other Equity Interests (Cost $645,186,472)		766,081,277

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $346,849)	346,849	346,849
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $645,533,321)		766,428,126
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.26%
Invesco Private Government Fund, 3.69%(e)(f)(g)	4,553,498	4,553,498
Invesco Private Prime Fund, 3.82%(e)(f)(g)	12,754,803	12,756,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,308,806)		17,309,576
TOTAL INVESTMENTS IN SECURITIES-102.20% (Cost $662,842,127)		783,737,702
OTHER ASSETS LESS LIABILITIES-(2.20)%		(16,871,674)
NET ASSETS-100.00%		$766,866,028
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$237,797	$2,776,789	$(2,667,737)	$-	$-	$346,849	$3,957
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,568,806	84,612,065	(88,627,373)	-	-	4,553,498	96,617 *
Invesco Private Prime Fund	23,167,368	176,515,531	(186,925,178)	880	(2,523)	12,756,078	262,002 *
Total	$31,973,971	$263,904,385	$(278,220,288)	$880	$(2,523)	$17,656,425	$362,576

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-16.28%
Axon Enterprise, Inc.(b)	28,540	$15,062,270
Boeing Co. (The)(b)	61,120	13,210,477
General Dynamics Corp.	37,453	14,360,229
General Electric Co.	40,081	14,431,966
Honeywell Aerospace, Inc.(b)	60,797	12,569,172
Howmet Aerospace, Inc.	51,201	14,451,994
Huntington Ingalls Industries, Inc.	44,182	14,423,214
L3Harris Technologies, Inc.	42,159	11,680,573
Lockheed Martin Corp.	24,331	14,178,647
Northrop Grumman Corp.	23,562	12,781,914
RTX Corp.	72,004	15,496,701
Textron, Inc.	139,867	11,925,060
TransDigm Group, Inc.	10,537	13,217,402
		177,789,619
Air Freight & Logistics-4.43%
C.H. Robinson Worldwide, Inc.	69,051	10,200,904
Expeditors International of Washington, Inc.	77,555	13,020,709
FedEx Corp.	40,013	12,299,996
United Parcel Service, Inc., Class B	123,708	12,892,848
		48,414,457
Building Products-9.32%
A.O. Smith Corp.	223,245	13,423,722
Allegion PLC	98,756	15,544,194
Builders FirstSource, Inc.(b)	171,188	11,373,731
Carrier Global Corp.	187,937	11,616,386
Johnson Controls International PLC	91,663	13,443,296
Lennox International, Inc.	25,305	10,523,843
Masco Corp.	180,247	12,884,056
Trane Technologies PLC	28,443	12,940,143
		101,749,371
Commercial Services & Supplies-7.02%
Cintas Corp.	70,810	14,489,850
Copart, Inc.(b)	407,337	11,861,654
Republic Services, Inc.	60,088	12,651,528
Rollins, Inc.	267,409	10,153,520
Veralto Corp.	154,613	14,559,906
Waste Management, Inc.	56,956	12,903,382
		76,619,840
Construction & Engineering-3.58%
Comfort Systems USA, Inc.	7,429	12,849,867
EMCOR Group, Inc.	16,447	13,115,331
Quanta Services, Inc.	19,625	13,096,940
		39,062,138
Electrical Equipment-9.61%
AMETEK, Inc.	57,598	13,922,013
Eaton Corp. PLC	34,023	14,126,350
Emerson Electric Co.	93,167	13,958,280
GE Vernova, Inc.	14,733	14,589,942
Generac Holdings, Inc.(b)	53,424	10,530,405
Hubbell, Inc.	27,319	12,909,593
Rockwell Automation, Inc.	29,027	13,935,282
Vertiv Holdings Co., Class A	45,463	10,982,497
		104,954,362
Ground Transportation-8.14%
CSX Corp.	275,245	13,872,348
FedEx Freight Holding Co., Inc.(b)	72,849	10,237,470
J.B. Hunt Transport Services, Inc.	45,500	12,364,625
Norfolk Southern Corp.	41,349	13,871,763
	Shares	Value
Ground Transportation-(continued)
Old Dominion Freight Line, Inc.	54,139	$11,485,047
Uber Technologies, Inc.(b)	186,184	13,099,906
Union Pacific Corp.	47,838	13,974,915
		88,906,074
Industrial Conglomerates-3.86%
3M Co.	81,442	14,356,596
DuPont de Nemours, Inc.	94,497	12,946,089
Honeywell International, Inc.	61,010	14,828,480
		42,131,165
Machinery-21.28%
Caterpillar, Inc.	14,920	12,156,965
Cummins, Inc.	20,260	12,848,892
Deere & Co.	22,808	13,517,617
Dover Corp.	59,759	12,227,886
Fortive Corp.	212,689	12,593,316
IDEX Corp.	59,553	13,723,989
Illinois Tool Works, Inc.	51,062	14,652,241
Ingersoll Rand, Inc.	181,244	15,112,125
Nordson Corp.	45,856	13,655,000
Otis Worldwide Corp.	183,378	13,194,047
PACCAR, Inc.	112,063	14,868,519
Parker-Hannifin Corp.	14,589	14,246,596
Pentair PLC	178,909	11,707,805
Snap-on, Inc.	33,754	13,852,979
Stanley Black & Decker, Inc.	164,891	15,595,391
Westinghouse Air Brake Technologies Corp.	49,798	14,484,246
Xylem, Inc.	119,240	13,947,503
		232,385,117
Passenger Airlines-3.99%
Delta Air Lines, Inc.	167,048	14,606,677
Southwest Airlines Co.	308,553	13,875,629
United Airlines Holdings, Inc.(b)	124,286	15,079,620
		43,561,926
Professional Services-8.80%
Automatic Data Processing, Inc.	55,275	14,728,576
Broadridge Financial Solutions, Inc.	87,231	13,429,212
Equifax, Inc.	76,925	13,278,794
Jacobs Solutions, Inc.	104,912	14,155,776
Leidos Holdings, Inc.	104,973	12,134,879
Paychex, Inc.	126,351	14,762,851
Verisk Analytics, Inc.	69,755	13,591,762
		96,081,850
Trading Companies & Distributors-3.63%
Fastenal Co.	277,517	13,240,336
United Rentals, Inc.	12,093	13,051,491
W.W. Grainger, Inc.	9,695	13,400,623
		39,692,450
Total Common Stocks & Other Equity Interests (Cost $1,053,910,457)		1,091,348,369
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $468,255)	468,255	$468,255
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $1,054,378,712)		1,091,816,624
OTHER ASSETS LESS LIABILITIES-0.02%		173,641
NET ASSETS-100.00%		$1,091,990,265

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$195,274	$4,198,624	$(3,925,643)	$-	$-	$468,255	$4,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,771,531	50,186,683	(51,958,214)	-	-	-	41,755 *
Invesco Private Prime Fund	4,559,981	123,745,528	(128,305,065)	-	(444)	-	114,759 *
Total	$6,526,786	$178,130,835	$(184,188,922)	$-	$(444)	$468,255	$160,608

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Chemicals-46.72%
Air Products and Chemicals, Inc.	24,580	$7,248,396
Albemarle Corp.	46,166	5,430,968
CF Industries Holdings, Inc.	62,205	7,787,444
Corteva, Inc.	91,278	7,184,491
Dow, Inc.	198,498	6,012,504
Ecolab, Inc.	26,447	7,342,481
International Flavors & Fragrances, Inc.	91,561	7,253,463
Linde PLC	13,349	6,385,895
LyondellBasell Industries N.V., Class A	104,322	6,476,310
Mosaic Co. (The)	342,914	7,585,258
PPG Industries, Inc.	60,162	6,649,104
Sherwin-Williams Co. (The)	22,364	7,622,769
		82,979,083
Construction Materials-11.04%
CRH PLC	67,980	6,458,780
Martin Marietta Materials, Inc.	12,293	6,455,546
Vulcan Materials Co.	24,925	6,694,107
		19,608,433
Containers & Packaging-26.97%
Amcor PLC(b)	178,061	7,991,378
Avery Dennison Corp.	43,548	7,391,402
Ball Corp.	124,207	8,061,034
International Paper Co.	213,393	8,712,836
Packaging Corp. of America	31,372	7,712,493
Smurfit WestRock PLC	174,494	8,021,489
		47,890,632
Metals & Mining-15.24%
Freeport-McMoRan, Inc.	109,480	6,856,732
Newmont Corp.	73,262	6,865,382
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.	27,133	$6,981,050
Steel Dynamics, Inc.	25,328	6,363,913
		27,067,077
Total Common Stocks & Other Equity Interests (Cost $176,823,434)		177,545,225

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $66,757)	66,757	66,757
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $176,890,191)		177,611,982
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.33%
Invesco Private Government Fund, 3.69%(c)(d)(e)	2,138,454	2,138,454
Invesco Private Prime Fund, 3.82%(c)(d)(e)	5,559,195	5,559,751
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,698,151)		7,698,205
TOTAL INVESTMENTS IN SECURITIES-104.34% (Cost $184,588,342)		185,310,187
OTHER ASSETS LESS LIABILITIES-(4.34)%		(7,705,568)
NET ASSETS-100.00%		$177,604,619

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,474	$1,405,385	$(1,344,102)	$-	$-	$66,757	$1,421
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,665,600	10,694,378	(10,221,524)	-	-	2,138,454	9,530 *
Invesco Private Prime Fund	4,377,484	26,357,156	(25,174,258)	488	(1,119)	5,559,751	27,466 *
Total	$6,048,558	$38,456,919	$(36,739,884)	$488	$(1,119)	$7,764,962	$38,417

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
July 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Health Care REITs-13.81%
Alexandria Real Estate Equities, Inc.	62,074	$3,193,707
Healthpeak Properties, Inc.	158,629	3,462,871
Ventas, Inc.	38,495	3,599,668
Welltower, Inc.	15,359	3,600,764
		13,857,010
Hotel & Resort REITs-3.40%
Host Hotels & Resorts, Inc.	135,579	3,407,100
Industrial REITs-3.21%
Prologis, Inc.	22,278	3,221,622
Office REITs-3.47%
BXP, Inc.	49,588	3,477,110
Real Estate Management & Development-6.27%
CBRE Group, Inc., Class A(b)	24,226	3,556,619
CoStar Group, Inc.(b)	94,859	2,728,145
		6,284,764
Residential REITs-22.19%
AvalonBay Communities, Inc.	17,405	3,230,542
Camden Property Trust	28,157	3,120,077
Equity Residential	48,029	3,191,527
Essex Property Trust, Inc.	11,409	3,241,753
Invitation Homes, Inc.	109,295	3,248,248
Mid-America Apartment Communities, Inc.	23,226	3,073,729
UDR, Inc.	82,575	3,151,062
		22,256,938
Retail REITs-16.56%
Federal Realty Investment Trust	26,265	3,259,224
Kimco Realty Corp.	127,938	3,259,860
	Shares	Value
Retail REITs-(continued)
Realty Income Corp.	52,278	$3,338,996
Regency Centers Corp.	40,531	3,254,234
Simon Property Group, Inc.	15,261	3,500,415
		16,612,729
Specialized REITs-30.94%
American Tower Corp.	16,871	2,924,757
Crown Castle, Inc.	34,776	2,653,409
Digital Realty Trust, Inc.	17,965	3,386,762
Equinix, Inc.	3,121	3,181,173
Extra Space Storage, Inc.	21,706	3,213,356
Iron Mountain, Inc.	26,323	3,219,829
Public Storage	10,026	3,250,128
SBA Communications Corp., Class A	15,658	2,833,785
VICI Properties, Inc.	114,288	3,011,489
Weyerhaeuser Co.	134,396	3,363,932
		31,038,620
Total Common Stocks & Other Equity Interests (Cost $108,545,716)		100,155,893

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $169,150)	169,150	169,150
TOTAL INVESTMENTS IN SECURITIES-100.02% (Cost $108,714,866)		100,325,043
OTHER ASSETS LESS LIABILITIES-(0.02)%		(16,396)
NET ASSETS-100.00%		$100,308,647

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,703	$1,109,484	$(1,099,037)	$-	$-	$169,150	$727

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communications Equipment-8.24%
Arista Networks, Inc.(b)	498,532	$89,910,246
Ciena Corp.(b)	174,062	65,630,077
Cisco Systems, Inc.	636,842	73,867,304
F5, Inc.(b)	193,606	77,939,967
Lumentum Holdings, Inc.(b)	88,671	63,305,774
Motorola Solutions, Inc.	183,791	80,086,928
		450,740,296
Electronic Equipment, Instruments & Components-15.29%
Amphenol Corp., Class A	507,019	81,477,953
CDW Corp.(c)	585,136	86,488,952
Coherent Corp.(b)	213,264	56,064,973
Corning, Inc.	449,891	62,197,431
Flex Ltd.(b)	542,387	61,696,521
Jabil, Inc.	214,720	67,647,536
Keysight Technologies, Inc.(b)	233,513	74,509,328
TE Connectivity PLC (China)	374,536	77,038,310
Teledyne Technologies, Inc.(b)	125,814	82,479,884
Trimble, Inc.(b)	1,495,203	84,598,586
Zebra Technologies Corp., Class A(b)	348,996	102,542,005
		836,741,479
IT Services-9.35%
Accenture PLC, Class A	443,738	73,625,009
Akamai Technologies, Inc.(b)(c)	582,110	67,047,430
Cognizant Technology Solutions Corp., Class A	1,460,281	80,826,553
Gartner, Inc.(b)(c)	488,396	73,757,564
GoDaddy, Inc., Class A(b)	942,417	77,975,583
International Business Machines Corp.	277,789	62,127,510
VeriSign, Inc.	262,617	76,164,182
		511,523,831
Semiconductors & Semiconductor Equipment-25.11%
Advanced Micro Devices, Inc.(b)	167,229	79,626,088
Analog Devices, Inc.	192,670	70,788,885
Applied Materials, Inc.	152,228	77,281,589
Broadcom, Inc.	203,319	79,148,020
First Solar, Inc.(b)(c)	303,522	64,052,248
Intel Corp.(b)	706,813	63,754,533
KLA Corp.	354,259	64,765,630
Lam Research Corp.	235,107	68,891,053
Marvell Technology, Inc.	299,525	56,178,909
Microchip Technology, Inc.	860,622	63,935,608
Micron Technology, Inc.	84,824	69,812,697
Monolithic Power Systems, Inc.	51,366	73,249,457
NVIDIA Corp.	377,498	75,782,724
NXP Semiconductors N.V. (Netherlands)	264,940	60,713,651
ON Semiconductor Corp.(b)	686,735	56,044,443
Qnity Electronics, Inc.	541,418	71,023,213
QUALCOMM, Inc.	395,702	58,409,572
Skyworks Solutions, Inc.(c)	1,076,362	67,035,825
Teradyne, Inc.	217,662	80,032,141
Texas Instruments, Inc.	268,284	73,976,630
		1,374,502,916
Software-29.10%
Adobe, Inc.(b)	324,184	81,178,915
Autodesk, Inc.(b)	341,911	80,075,556
Cadence Design Systems, Inc.(b)	196,451	66,797,269
	Shares	Value
Software-(continued)
CrowdStrike Holdings, Inc., Class A(b)	467,214	$89,172,464
Datadog, Inc., Class A(b)	332,374	89,066,261
Fair Isaac Corp.(b)(c)	62,009	69,634,247
Fortinet, Inc.(b)	544,765	88,224,692
Gen Digital, Inc.(c)	3,072,998	84,353,795
Intuit, Inc.	266,187	84,133,726
Microsoft Corp.	190,400	88,482,688
Oracle Corp.	375,925	48,821,380
Palantir Technologies, Inc., Class A(b)	581,039	71,502,659
Palo Alto Networks, Inc.(b)	287,434	95,379,224
PTC, Inc.(b)	560,095	76,845,034
Roper Technologies, Inc.(c)	226,451	88,761,999
Salesforce, Inc.	442,649	81,456,269
ServiceNow, Inc.(b)	713,348	79,345,698
Synopsys, Inc.(b)	164,278	63,864,715
Tyler Technologies, Inc.(b)(c)	249,857	77,355,727
Workday, Inc., Class A(b)	550,358	88,244,402
		1,592,696,720
Specialty Retail-1.52%
Dell Technologies, Inc., Class C	204,579	82,930,189
Technology Hardware, Storage & Peripherals-11.33%
Apple, Inc.	259,479	80,155,658
Hewlett Packard Enterprise Co.	1,663,169	79,665,795
HP, Inc.(c)	3,064,299	83,563,434
NetApp, Inc.	470,916	84,058,506
Sandisk Corp.(b)	46,041	55,931,988
Seagate Technology Holdings PLC	92,715	79,376,093
Super Micro Computer, Inc.(b)(c)	2,584,816	73,408,774
Western Digital Corp.	154,374	84,109,130
		620,269,378
Total Common Stocks & Other Equity Interests (Cost $4,361,246,147)		5,469,404,809

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $3,328,094)	3,328,094	3,328,094
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $4,364,574,241)		5,472,732,903
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.31%
Invesco Private Government Fund, 3.69%(d)(e)(f)	96,168,171	96,168,171
Invesco Private Prime Fund, 3.82%(d)(e)(f)	249,130,826	249,155,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $345,316,865)		345,323,910
TOTAL INVESTMENTS IN SECURITIES-106.31% (Cost $4,709,891,106)		5,818,056,813
OTHER ASSETS LESS LIABILITIES-(6.31)%		(345,274,946)
NET ASSETS-100.00%		$5,472,781,867
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,027,202	$37,749,927	$(37,449,035)	$-	$-	$3,328,094	$28,348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,325,849	363,939,063	(318,096,741)	-	-	96,168,171	490,248 *
Invesco Private Prime Fund	130,769,380	683,514,695	(565,136,168)	7,045	787	249,155,739	1,438,821 *
Total	$184,122,431	$1,085,203,685	$(920,681,944)	$7,045	$787	$348,652,004	$1,957,417

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Electric Utilities-55.18%
Alliant Energy Corp.	235,532	$16,670,955
American Electric Power Co., Inc.	133,773	17,102,878
Constellation Energy Corp.	70,961	18,645,003
Duke Energy Corp.	137,502	17,246,876
Edison International	240,470	17,643,284
Entergy Corp.(b)	155,629	16,748,793
Evergy, Inc.	207,579	17,231,133
Eversource Energy	248,537	17,792,764
Exelon Corp.	376,973	17,272,903
FirstEnergy Corp.	370,313	17,889,821
NextEra Energy, Inc.	201,996	17,557,492
NRG Energy, Inc.	142,513	19,138,071
PG&E Corp.	1,028,338	17,872,514
Pinnacle West Capital Corp.(b)	166,765	16,841,597
PPL Corp.	483,246	17,015,092
Southern Co. (The)	182,875	17,289,002
Xcel Energy, Inc.	220,146	17,215,417
		297,173,595
Gas Utilities-3.26%
Atmos Energy Corp.	101,578	17,550,647
Independent Power and Renewable Electricity Producers-6.62%
AES Corp. (The)	1,175,241	17,252,538
Vistra Corp.	124,109	18,391,713
		35,644,251
Multi-Utilities-31.45%
Ameren Corp.	158,069	17,325,943
CenterPoint Energy, Inc.	402,286	16,912,104
CMS Energy Corp.	234,059	16,849,908
Consolidated Edison, Inc.	159,793	17,393,468
Dominion Energy, Inc.	257,506	17,811,690
DTE Energy Co.	117,705	16,698,808
NiSource, Inc.	368,728	16,382,585
Public Service Enterprise Group, Inc.	218,774	16,775,590
	Shares	Value
Multi-Utilities-(continued)
Sempra	188,884	$16,725,678
WEC Energy Group, Inc.	150,811	16,501,740
		169,377,514
Water Utilities-3.39%
American Water Works Co., Inc.	135,961	18,241,887
Total Common Stocks & Other Equity Interests (Cost $490,008,648)		537,987,894

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $289,852)	289,852	289,852
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $490,298,500)		538,277,746
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.94%
Invesco Private Government Fund, 3.69%(c)(d)(e)	4,395,817	4,395,817
Invesco Private Prime Fund, 3.82%(c)(d)(e)	11,422,705	11,423,847
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,819,717)		15,819,664
TOTAL INVESTMENTS IN SECURITIES-102.89% (Cost $506,118,217)		554,097,410
OTHER ASSETS LESS LIABILITIES-(2.89)%		(15,556,695)
NET ASSETS-100.00%		$538,540,715

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$764,245	$3,120,528	$(3,594,921)	$-	$-	$289,852	$5,056
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$53,330,950	$(48,935,133)	$-	$-	$4,395,817	$105,394 *
Invesco Private Prime Fund	15,286,931	122,233,988	(126,096,276)	(53)	(743)	11,423,847	292,298 *
Total	$16,051,176	$178,685,466	$(178,626,330)	$(53)	$(743)	$16,109,516	$402,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® GARP ETF (GRPM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-18.66%
Abercrombie & Fitch Co., Class A(b)(c)	115,222	$11,469,198
Autoliv, Inc. (Sweden)(c)	48,400	5,961,428
Boyd Gaming Corp.	89,670	7,627,330
Chewy, Inc., Class A(b)	328,500	7,424,100
Choice Hotels International, Inc.(c)	68,774	7,667,613
Duolingo, Inc.(b)(c)	97,147	13,096,387
Gentex Corp.(c)	223,931	5,231,028
Graham Holdings Co., Class B	6,483	7,802,550
Grand Canyon Education, Inc.(b)	36,990	5,376,127
SharkNinja, Inc.(b)(c)	63,802	10,321,250
Texas Roadhouse, Inc.	37,994	7,805,487
		89,782,498
Consumer Staples-1.44%
Sprouts Farmers Market, Inc.(b)(c)	79,326	6,914,054
Energy-5.22%
TechnipFMC PLC (United Kingdom)	148,060	10,609,980
Valaris Ltd.(b)	98,646	7,811,777
Weatherford International PLC	76,389	6,706,190
		25,127,947
Financials-25.14%
Bank OZK	113,777	5,836,760
Euronet Worldwide, Inc.(b)(c)	99,569	7,102,257
Evercore, Inc., Class A	16,236	5,204,612
Federated Hermes, Inc., Class B	107,393	6,439,284
Hamilton Lane, Inc., Class A(c)	95,799	8,517,489
Hanover Insurance Group, Inc. (The)	33,353	7,758,908
Houlihan Lokey, Inc.	41,954	5,264,807
Kinsale Capital Group, Inc.(c)	32,545	11,599,689
Morningstar, Inc.	39,143	7,537,768
Old Republic International Corp.	150,355	6,496,840
Primerica, Inc.	21,492	6,876,580
Reinsurance Group of America, Inc.	32,776	7,762,996
RenaissanceRe Holdings Ltd. (Bermuda)	36,120	11,557,678
Selective Insurance Group, Inc.	72,991	6,918,817
SLM Corp.	364,204	9,467,483
Voya Financial, Inc.	66,836	6,645,503
		120,987,471
Health Care-18.86%
Doximity, Inc., Class A(b)(c)	344,667	7,206,987
Encompass Health Corp.	57,036	6,334,989
Exelixis, Inc.(b)	172,947	9,171,379
Globus Medical, Inc., Class A(b)	118,993	9,375,458
Halozyme Therapeutics, Inc.(b)(c)	133,133	10,988,798
Lantheus Holdings, Inc.(b)(c)	100,019	9,965,893
Medpace Holdings, Inc.(b)	18,969	10,947,200
Neurocrine Biosciences, Inc.(b)	55,458	9,250,394
Tenet Healthcare Corp.(b)	40,770	10,387,381
United Therapeutics Corp.(b)	13,730	7,108,158
		90,736,637
Industrials-13.73%
AECOM	78,320	5,669,585
	Shares	Value
Industrials-(continued)
Booz Allen Hamilton Holding Corp.	86,823	$6,053,300
Carpenter Technology Corp.	18,002	9,354,919
ExlService Holdings, Inc.(b)	228,950	7,768,274
KBR, Inc.	171,157	6,266,058
Oshkosh Corp.	50,584	7,203,667
Paylocity Holding Corp.(b)	77,472	10,683,001
Sterling Infrastructure, Inc.(b)	8,577	5,118,496
Tetra Tech, Inc.	239,227	7,932,767
		66,050,067
Information Technology-13.58%
AppFolio, Inc., Class A(b)(c)	58,685	10,574,450
DocuSign, Inc.(b)	150,974	8,277,904
Fabrinet (Thailand)(b)	11,480	4,998,507
InterDigital, Inc.(c)	41,480	12,644,141
Manhattan Associates, Inc.(b)	43,146	8,256,419
Pegasystems, Inc.	180,531	5,515,222
Qualys, Inc.(b)(c)	57,728	8,356,128
Rambus, Inc.(b)	73,785	6,716,649
		65,339,420
Materials-3.36%
Eagle Materials, Inc.(c)	28,705	5,882,802
Hecla Mining Co.	728,798	10,290,628
		16,173,430
Total Common Stocks & Other Equity Interests (Cost $450,594,289)		481,111,524
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $153,121)	153,121	153,121
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $450,747,410)		481,264,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.29%
Invesco Private Government Fund, 3.69%(d)(e)(f)	23,124,724	23,124,724
Invesco Private Prime Fund, 3.82%(d)(e)(f)	60,032,976	60,038,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,162,843)		83,163,703
TOTAL INVESTMENTS IN SECURITIES-117.31% (Cost $533,910,253)		564,428,348
OTHER ASSETS LESS LIABILITIES-(17.31)%		(83,283,828)
NET ASSETS-100.00%		$481,144,520
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
July 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,876	$1,052,880	$(941,635)	$-	$-	$153,121	$1,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,626,216	67,484,989	(67,986,481)	-	-	23,124,724	189,867 *
Invesco Private Prime Fund	43,867,732	151,893,822	(135,719,672)	1,309	(4,212)	60,038,979	514,101 *
Total	$67,535,824	$220,431,691	$(204,647,788)	$1,309	$(4,212)	$83,316,824	$705,132

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for each Fund (except for Invesco S&P 500® Equal Weight Industrials ETF and Invesco S&P 500® Equal Weight Real Estate ETF). As of July 31, 2026, all of the securities in Invesco S&P 500® Equal Weight Industrials ETF and Invesco S&P 500® Equal Weight Real Estate ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,236,242,571	$-	$0	$96,236,242,571
Money Market Funds	177,321,173	4,083,200,884	-	4,260,522,057
Total Investments in Securities	96,413,563,744	4,083,200,884	0	100,496,764,628
Other Investments - Assets*
Futures Contracts	4,351,642	-	-	4,351,642
Total Investments	$96,417,915,386	$4,083,200,884	$0	$100,501,116,270
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,767,585	$-	$-	$55,767,585
Money Market Funds	6,473	7,853,222	-	7,859,695
Total Investments	$55,774,058	$7,853,222	$-	$63,627,280
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$328,964,121	$-	$-	$328,964,121
Money Market Funds	-	1,410,278	-	1,410,278
Total Investments	$328,964,121	$1,410,278	$-	$330,374,399
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$246,641,352	$-	$-	$246,641,352
Money Market Funds	-	674,883	-	674,883
Total Investments	$246,641,352	$674,883	$-	$247,316,235

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$572,985,748	$-	$-	$572,985,748
Money Market Funds	359,332	24,643,637	-	25,002,969
Total Investments	$573,345,080	$24,643,637	$-	$597,988,717
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$304,585,911	$-	$-	$304,585,911
Money Market Funds	86,201	10,163,804	-	10,250,005
Total Investments	$304,672,112	$10,163,804	$-	$314,835,916
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$766,081,277	$-	$0	$766,081,277
Money Market Funds	346,849	17,309,576	-	17,656,425
Total Investments	$766,428,126	$17,309,576	$0	$783,737,702
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$177,545,225	$-	$-	$177,545,225
Money Market Funds	66,757	7,698,205	-	7,764,962
Total Investments	$177,611,982	$7,698,205	$-	$185,310,187
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,469,404,809	$-	$-	$5,469,404,809
Money Market Funds	3,328,094	345,323,910	-	348,652,004
Total Investments	$5,472,732,903	$345,323,910	$-	$5,818,056,813
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$537,987,894	$-	$-	$537,987,894
Money Market Funds	289,852	15,819,664	-	16,109,516
Total Investments	$538,277,746	$15,819,664	$-	$554,097,410
Invesco S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$481,111,524	$-	$-	$481,111,524
Money Market Funds	153,121	83,163,703	-	83,316,824
Total Investments	$481,264,645	$83,163,703	$-	$564,428,348

*	Unrealized appreciation (depreciation).